S000000551 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	131 Months Ended	335 Months Ended	465 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Municipal Bond Virginia Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.52%	1.09%	2.19%
Lipper Virginia Municipal Debt Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	1.90%	0.45%	1.56%
S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	1.90%	1.20%	2.34%
Nuveen Virginia Municipal Bond Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		(2.28%)	(0.23%)	1.59%
Performance Inception Date							Mar. 27, 1986
Nuveen Virginia Municipal Bond Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.28%)	(0.24%)	1.58%
Performance Inception Date							Mar. 27, 1986
Nuveen Virginia Municipal Bond Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.03%)	0.43%	1.86%
Performance Inception Date							Mar. 27, 1986
Nuveen Virginia Municipal Bond Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent		2.31%	0.85%	2.24%
Performance Inception Date						Feb. 03, 1997
Class C
Prospectus [Line Items]
Average Annual Return, Percent		1.21%	(0.17%)	1.38%
Performance Inception Date					Feb. 10, 2014

[1]	An index designed to measure the performance of the tax-exempt Virginia municipal bond market.
[2]	Represents the average annualized total return for all reporting funds in the Lipper Virginia Municipal Debt Funds Classification.
[3]	An index designed to measure the performance of the tax-exempt U.S. municipal bond market.